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Variable Investors Series Trust
2122 York Road
Oak Brook, IL 60523


May 10, 2000

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC  20549


Re:     Variable Investors Series Trust
        File Nos. 033-11182 and 811-04969
___________________________________________________________


Dear Sir/Madam:

On behalf of the above captioned Registrant and pursuant to Securities Act Rule 497(j), we hereby certify that the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the Registrant's Post-Effective Amendment, which Amendment has been filed electronically.

If you have any questions, please feel free to contact the undersigned.


Sincerely,

Variable Investors Series Trust


/s/ Jeffery K. Hoelzel
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Jeffery K. Hoelzel
Vice President, Secretary